Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 712,197	$ 643,431
United States Treasury securities (Note 4)	5,468,675	8,427,807
Royalties receivable	4,448,907	4,070,111
Prepaid expenses	2,110	2,110
TOTAL CURRENT ASSETS	10,631,889	13,143,459
NONCURRENT ASSETS
United States Treasury securities (Note 4)	2,883,251	4,295,457
Prepaid pension costs (Note 7)	587,159
TOTAL NONCURRENT ASSETS	3,470,410	4,295,457
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,479,708
Accumulated depletion and amortization	(38,592,577)	(37,897,777)
Mineral and surface lands, net	887,131	1,581,931
Building and equipment	335,767	334,538
Accumulated depreciation	(263,965)	(236,671)
Building and equipment, net	71,802	97,867
TOTAL PROPERTIES	958,933	1,679,798
TOTAL ASSETS	15,061,232	19,118,714
CURRENT LIABILITIES
Accounts payable and accrued expenses	92,356	104,256
Distributions	3,975,000	7,875,000
TOTAL CURRENT LIABILITIES	4,067,356	7,979,256
NONCURRENT LIABILITIES
Deferred compensation	244,300	229,100
Liability for pension benefits (Note 7)		1,511,694
TOTAL NONCURRENT LIABILITIES	244,300	1,740,794
TOTAL LIABILITIES	4,311,656	9,720,050
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	11,611,487	11,820,773
Accumulated other comprehensive loss (Notes 7 and 11)	(861,911)	(2,422,109)
TOTAL BENEFICIARIES' EQUITY	10,749,576	9,398,664
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 15,061,232	$ 19,118,714